Condensed Consolidated Statements of Equity (Parenthetical)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Condensed Consolidated Statements Of Equity
Stockholders equity reverse stock split	60:1 share consolidation	60:1 share consolidation	60:1 share consolidation	60:1 share consolidation
Stockholders equity share consolidation	60:1 reverse stock split	60:1 reverse stock split	60:1 reverse stock split